CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
REVENUES
Revenues from mining operations	$ 437,794		$ 336,424		$ 929,561		$ 756,846
COSTS, EXPENSES AND OTHER INCOME
Production	239,006	[1]	225,951	[1]	463,097	[1]	456,004	[1]
Exploration and corporate development	11,552		11,326		20,970		19,897
Amortization of property, plant and mine development (note 5)	77,570		70,128		151,107		140,199
General and administrative (note 15)	24,791		28,385		52,030		65,705
Impairment loss on available-for-sale securities (note 8)	2,419		17,313		2,419		28,308
Provincial capital tax			(1,504)				(1,504)
Interest expense (note 9)	15,731		13,735		31,666		27,651
Interest and sundry expense	3,370		3,734		2,953		3,946
Loss (gain) on derivative financial instruments (note 10)	1,344		1,936		(1,984)		(1,046)
Gain on sale of available-for-sale securities (note 8)	(5,016)				(5,289)
Foreign currency translation loss (gain)	8,666		(11,120)		326		(7,462)
Income (loss) before income and mining taxes and other items	58,361		(23,460)		212,266		25,148
Income and mining taxes expense	18,360		920		63,413		25,669
Loss on equity investment (note 14)	2,325				2,325
Net income (loss) for the period	37,676		(24,380)		146,528		(521)
Net income (loss) per share - basic (note 6)	$ 0.20		$ (0.14)		$ 0.81		$ 0.00
Net income (loss) per share - diluted (note 6)	$ 0.20		$ (0.14)		$ 0.81		$ 0.00
Cash dividends declared per common share	$ 0.08		$ 0.22		$ 0.16		$ 0.22
COMPREHENSIVE INCOME
Net income (loss) for the period	37,676		(24,380)		146,528		(521)
Available-for-sale securities and other investments:
Unrealized gain (loss)	5,264		(20,802)		26,282		(20,975)
Reclassification to impairment loss on available-for-sale securities (note 8)	2,419		17,313		2,419		28,308
Reclassification to realized gain on sale of available-for-sale securities (note 8)	(5,016)				(5,289)
Derivative financial instruments:
Unrealized gain (loss)	1,920		(1,932)		1,334		(1,851)
Reclassification to production costs	(70)		10		475		20
Pension benefits:
Reclassification to general and administrative expense	165		131		330		262
Income tax recovery impact of reclassification items	(25)		(37)		(212)		(74)
Income tax (recovery) expense impact of other comprehensive income (loss) items	(506)		508		(352)		489
Other comprehensive income (loss) for the period	4,151		(4,809)		24,987		6,179
Comprehensive income (loss) for the period	$ 41,827		$ (29,189)		$ 171,515		$ 5,658

[1]	Exclusive of amortization, which is shown seperately.